Provisions - Post-Employment Defined Benefit Plans by Country of Operation (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Total	€ 519	€ 357
Net provision	576	398
Net assets	57	41
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	3,239	2,628	€ 3,383
Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(2,982)	(2,520)	(2,579)
Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	257	108
Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	262	249
Others
Disclosure of net defined benefit liability (asset) [line items]
Total	5	6
Net provision	6	6
Net assets	1	0
Others | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	17	18	16
Others | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(12)	(12)	(9)
Others | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	5	6
Others | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
United Kingdom | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	19	(22)
Net provision	19	4
Net assets	0	26
United Kingdom | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	1,858	1,548	1,828
United Kingdom | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(1,839)	(1,570)	(1,651)
United Kingdom | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	19	(22)
United Kingdom | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Germany | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	211	149
Net provision	218	157
Net assets	7	8
Germany | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	304	239	235
Germany | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(93)	(90)	(84)
Germany | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	211	149
Germany | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Brazil | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	206	150
Net provision	255	153
Net assets	49	3
Brazil | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	982	749	734
Brazil | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(1,038)	(848)	(835)
Brazil | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	(56)	(99)
Brazil | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	262	249
Telefónica Hispam Norte | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	72	68
Net provision	72	72
Net assets	0	4
Telefónica Hispam Norte | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	72	68	72
Telefónica Hispam Norte | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Telefónica Hispam Norte | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	72	68
Telefónica Hispam Norte | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Telefónica Hispam Sur | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	6	6
Net provision	6	6
Net assets	0	0
Telefónica Hispam Sur | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	6	6	€ 8
Telefónica Hispam Sur | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Telefónica Hispam Sur | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	6	6
Telefónica Hispam Sur | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	€ 0	€ 0